EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings (loss) per share

	Years Ended December 31,
	2013	2014	2015
	(In Thousands of US Dollars, except share and per share data)
Numerator:
Net income attributable to Canadian Solar Inc.—basic	$31,659	$239,502	$171,861
Dilutive effect of interest expense of convertible notes	—	4,641	5,275

Net income attributable to Canadian Solar Inc.—diluted	$31,659	$244,143	$177,136

Denominator:
Denominator for basic calculation—weighted average number of common shares—basic	46,306,739	54,408,037	55,728,903
Diluted effects of share number from share options and RSUs	4,081,545	2,051,601	1,343,162
Diluted effects of share number from warrants	—	—	20,658
Dilutive effects of share number from convertible notes	—	2,894,977	3,333,333

Denominator for diluted calculation—weighted average number of common shares—diluted	50,388,284	59,354,615	60,426,056

Basic earnings per share	$0.68	$4.40	$3.08

Diluted earnings per share	$0.63	$4.11	$2.93

Schedule of anti-dilutive shares excluded from the computation of diluted earnings per share
	Years Ended December 31,
	2013	2014	2015
Share options and RSUs	434,529	95,422	115,017